Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Earnings (Loss) per Share Basic and Diluted Basis
The calculations of basic and diluted EPS for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Weighted average shares outstanding	Net income	Net income per share	Weighted average shares outstanding	Net income	Net income per share
Basic EPS	284,932,357	$554,889	$1.95	212,487,729	$22,288	$0.10
Dilutive stock options	1,165,033	—		2,015,014	—
Dilutive RSUs and pRSUs	2,806,153	—		741,588	—
Dilutive Convertible Notes	44,458,210	9,995		—	—
Dilutive warrants	372,948	(1,358)		3,167,640	(1,076)
Diluted EPS	333,734,701	$563,526	$1.69	218,411,971	$21,212	$0.10